11. Notes payable (Details - A) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes Payable
Notes Payable	$ 2,932,002	$ 1,867,002	$ 4,004,103
Note payable, chairman
Notes Payable
Notes Payable		500,000	0
Note payable, chairman 2
Notes Payable
Notes Payable		150,000	0
ProElite, Inc. to individuals
Notes Payable
Notes Payable		0
Note payable, high-yield fund
Notes Payable
Notes Payable		500,000	0
ShareholderMember
Notes Payable
Notes Payable		0	1,000,000
ThreeHoldersMember
Notes Payable
Notes Payable		0	350,000
OneHolderMember
Notes Payable
Notes Payable		0	0
One Holder Dated March 2013
Notes Payable
Notes Payable		200,000	249,999
Shareholder Dated January 2005
Notes Payable
Notes Payable		0	70,000
Shareholder Dated February 2005
Notes Payable
Notes Payable		0
11 Investors
Notes Payable
Notes Payable		50,000	275,000
Outside law firm
Notes Payable
Notes Payable		467,002	486,104
ProElite to one party
Notes Payable
Notes Payable		0	500,000
Shareholder Dated February 2005
Notes Payable
Notes Payable		0	10,000
Shareholder Dated April, 2013
Notes Payable
Notes Payable			0
ProElite, Inc.
Notes Payable
Notes Payable			$ 1,063,000